Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
Note 5 – Accrued Expenses and Other Current Liabilities

Accrued expenses consist of the following:

	As of
	September 30, 2014	December 31, 2013
Accrued interest payable	$-	$207,945
Accrued compensation	215,159	19,894
Other accrued expenses	241,104	15,784
Total	$456,263	$243,623

Note 6 – Accrued Expenses and Other Current Liabilities

Accrued expenses consist of the following:

	As of December 31,
	2013	2012
Accrued interest payable	$207,945	$-
Accrued compensation	19,894	-
Other accrued expenses	15,784	10,406
Total	$243,623	$10,406